Basis of presentation and basis of consolidation	12 Months Ended
Dec. 31, 2021
Disclosure Of Basis Of Presentation And Basis Of Consolidation [Abstract]
Basis of presentation and basis of consolidation

3.    Basis of presentation and basis of consolidation

3.1 Basis of presentation

These consolidated financial statements have been issued in accordance with International Financial Reporting Standards as issued by the International Accounting Standards Board and interpretations issued by the International Financial Reporting Interpretations Committee (collectively “IFRS”).

The consolidated financial statements have been authorized for issuance on May 2, 2022.

All accounting policies and measurement bases with effect on the consolidated financial statements were applied in their preparation.

The consolidated financial statements were prepared on a historical cost basis, with the exceptions disclosed in the notes to the consolidated financial statements, where applicable, and in those situations where IFRS requires that financial assets and financial liabilities are valued at fair value.

For the years ended December 31, 2021, 2020 and 2019, the Company reported net losses of $115,374 thousand, $249,758 thousand and $285,640 thousand, respectively. Our business has historically been subject to fluctuations in the price of the products and market demand for them, caused by general and regional economic cycles, raw material and energy price fluctuations, competition and other factors.

Throughout 2021, COVID -19 and its consequences continued to impact our business, operations, and financial results. Such conditions, and any future decline in the global silicon metal, manganese-based alloys and silicon-based alloys industries could have a material adverse effect on our business, results of operations and financial condition. Also, many of our products are traded internationally at prices that are significantly affected by worldwide supply and demand, and our costs are particularly sensitive to increases in energy prices and raw material prices. Consequently, our financial performance will fluctuate with the general economic cycle, and our business is even more cyclical than the general economy.

With the significant change in performance during the second half of 2021, which has continued in the first quarter of 2022, our revenue and operating margins continued improving. Consistent with our strategic objectives, we seek to strengthen the Company’s balance sheet to ensure flexibility and competitiveness through the cycle.

In 2020 we developed a turnaround plan focused on improving our cost structure and bolstering the long-term competitiveness of the business. 2021 marked the first year of the execution of the plan spanning across a number of value creation areas, including commercial excellence, working capital optimization, footprint optimization, continuous plant efficiency, centralized procurement, and the reduction of corporate overheads.

During 2022, we will continue executing on various cost cutting initiatives, as well as focusing on capability building to improve our operating model and processes.  Through these efforts we seek to improve our overall decision making, establishing a new culture focused on data-driven decision making under a centralized model.

The market momentum in customer demand and significantly improved pricing during 2021 has been captured in the order book for the first half of 2022, and the projections for the coming twelve months reflect a strong improvement in financial performance as a consequence of the benefit of our turnaround plan, coupled with the improvement in broader operating environment.

We have been closely monitoring the situation in Ukraine since the war began. Russia is a key supplier of raw materials to Ferroglobe and other ferro-alloy producers. We have convened a committee that has met daily to monitor the situation, and this will continue for as long as the crisis persists. While our suppliers have not been specifically targeted by sanctions, Russia’s expulsion from Swift and sanctions on various Russian banks have presented difficulties in how we pay for raw materials from Russia, and transportation and other supply chain interruptions have impacted deliveries. We have been successful in implementing mitigating actions that we believe will alleviate these issues and allow us to continue production.

To support its assessment of the going concern basis of accounting, management has prepared a financial model which considers the revenues, expenditures, cash flows, net tax payments and capital expenditures for a period of at least one year from the date of approval of these financial statements. The financial projections to determine these future cash flows are modelled considering the principal variables that determine the historic flows at a Group level including prices, volumes, costs, capital expenditures and net working capital. These projections are based on the 2022 annual budget and management’s five-year financial model. Key assumptions include estimates on sale prices based on the order book and indexes. It has to be considered that sale prices are the variable to which the Company´s cash flows are more sensitive to. Sensitivities have been run, including stressed scenarios with reductions on the base case sale prices for the coming months, to reflect the key risks and uncertainties impacting the cash flow projections. The potential impact of the Ukranian war has also been considered in this analysis.

2021 marked an active year with regards to our capital markets activity.  At the center of the comprehensive financing effort was the extension of the maturity of our 9 3/8% Senior Notes to December 2025 (from March 1, 2022).  In addition to extending the maturity profile of the debt of the Company, we also issued $60 million of Super Senior Notes and issued $40 million of new equity that provided the Company additional cash funding to support our strategic transformation plan. Overall, we view this financing to be a success given the uncertain operating market back-drop prevailing in the midst of the pandemic.

Also, the Company is subject to certain restrictive covenants under the existing financing agreements, which limit, among other things, its ability to incur certain additional indebtedness (see Note 18). In this respect we are currently discussing with financial institutions for new financing agreements within the limits of the covenants mentioned before. Additionally, the Company has increased liquidity through additional funding in early 2022 and through its own cash generation. In February 2022, the Spanish Fund for supporting strategic companies, on a proposal of the Sociedad Estatal de Participaciones Industriales (“SEPI”), approved €34.5 million in loans to Grupo Ferroatlántica, S.A.U. and Grupo Ferroátlantica de Servicios, S.L.U., wholly owned subsidiaries of the Company.

Ferroglobe’s primary short-term liquidity needs are to fund its capital expenditure commitments, fund specific initiatives underlying the strategic plan, service its existing debt, fund working capital and comply with other contractual obligations. Ferroglobe’s long-term liquidity needs primarily relate to debt servicing and repayment. Ferroglobe’s core objective with respect to capital management is to maintain a balanced and sustainable capital structure through the economic cycles, while keeping the cost of capital at competitive levels.  We believe our working capital is sufficient for our present requirements, and we anticipate generating sufficient cash from operations to satisfy our short and long-term liquidity needs.

As a result of all the analysis performed, the Company has concluded that there is no substantial doubt about its ability to continue as a going concern.

3.2 International financial reporting standards

Application of new accounting standards

New and amended standards and interpretations adopted by the Company

No new standards effective on January 1, 2021 have a material impact on the consolidated financial statements. The Company has not early adopted any other standard, interpretation or amendment that has been issued but is not yet effective.

New and amended standards and interpretations not yet adopted

Certain new accounting standards and interpretations have been published that are not mandatory for the reporting period ended December 31, 2021 and have not been early adopted by the Company. Standards, interpretations and amendments published by the IASB that will be effective for periods beginning on or after January 1, 2022:

●	IFRS 17 Insurance Contracts (issued on 18 May 2017); including Amendments to IFRS 17 (issued on June 2020)
●	Amendments to IAS 1 Presentation of Financial Statements: Classification of Liabilities as Current or Non-current and Classification of Liabilities as Current or Non-current - Deferral of Effective Date (issued on January 2020 and July 2020 respectively)
●	Amendments to;

IFRS 3 Business Combinations;

IAS 16 Property, Plant and Equipment;

IAS 37 Provisions, Contingent Liabilities and Contingent Assets; and

Annual Improvements 2018-2020

●	Amendments to IAS 1 Presentation of Financial Statements and IFRS Practice Statement 2: Disclosure of Accounting policies (issued on February 2021)
●	Amendments to IAS 8 Accounting policies, Changes in Accounting Estimates and Errors: Definition of Accounting Estimates (issued on February 2021)
●	Amendments to IAS 12 Income Taxes: Deferred Tax related to Assets and Liabilities arising from a Single Transaction (issued on May 2021)
●	Amendments to initial application of IFRS 17 and IFRS 9: Comparative information (issued on December 2021)

None of these standards or interpretations that are not yet effective are expected to have a material impact on the entity in the current or future reporting periods and on foreseeable future transactions.

3.3 Currency

Until September 30, 2021, the Parent’s functional currency was the Euro. Due to an occurrence of events and conditions that reduce the number of transactions in euros, and in accordance with International Financial Reporting Standards, management conducted a review of the functional currency of Ferroglobe PLC and they concluded that there has been a change in its functional currency from Euro to U.S. Dollars, effective since October 1, 2021.

Ferroglobe PLC is the parent company of Ferroglobe Group and its main assets and liabilities relate to intercompany transactions. Due to the new group structure, PLC has signed an agreement in which they agreed to convert all intercompany receivables and payables outstanding into US Dollars.. Additionally, PLC financing instruments (debt and equity instruments) are U.S. Dollars denominated.

The change in functional currency was implemented prospectively starting October 1, 2021. To give effect to this change, balances of the parent company as of October, 1, 2021 have been translated to USD in accordance with IAS 21 “The effect of changes in foreign exchange rates”. The functional currencies of subsidiaries are determined by the primary economic environment in which each subsidiary operates.

The reporting currency of the Company is U.S. Dollars and as such the accompanying results and financial position have been translated pursuant to the provisions indicated in IAS 21.

All differences arising from the aforementioned translation are recognized in equity under “Translation differences.”

Upon the disposal of a foreign operation, the translation differences relating to that operation deferred as a separate component of consolidated equity are recognized in the consolidated income statement when the gain or loss on disposal is recognized.

3.4 Responsibility for the information and use of estimates

The information in these consolidated financial statements is the responsibility of Ferroglobe’s Management.

Certain assumptions and estimates were made by management in the preparation of these consolidated financial statements, including:

●	The impairment losses on goodwill, see Note 7;
●	the assumptions taken over forecast recovery in trading activity and cash liquidity management that mitigates any substantial doubt as to the Company’s ability to continue as a going concern, see Note 3.1;
●	the useful life of property, plant and equipment and intangible assets, see Note 4.3;
●	the fair value valuation of the plants, impairment losses on property, plant and equipment and intangible assets, determined by value in use or by fair value less cost of disposal methods, see Note 9;
●	the fair value of certain unquoted financial assets, see Note 10;
●	the fair value of financial instruments, see Note 29;
●	the assumptions used in the actuarial calculation of pension liabilities, see Note 15;
●	the discount rate used to calculate the present value of certain collection rights and payment obligations, see Note 15;
●	provisions for contingencies and environmental liabilities, see Note 25;

The Company based its estimates and judgments on historical experience, known or expected trends and other factors that are believed to be reasonable under the circumstances. Actual results may differ materially from these estimates. Changes in accounting estimates are applied in accordance with IAS 8.

At the date of preparation of these consolidated financial statements no events had taken place that might constitute a significant source of uncertainty regarding the accounting effect that such events might have in future reporting periods.

3.5 Critical accounting judgements and key sources of estimation uncertainty

In the application of the Company's accounting policies, the directors are required to make judgements, estimates and assumptions about the carrying amounts of assets and liabilities that are not readily apparent from other sources. The estimates and associated assumptions are based on historical experience and other factors that are considered to be relevant. Actual results may differ from these estimates.

The estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to accounting estimates are recognized in the period in which the estimate is revised if the revision affects only that period, or in the period of the revision and future periods if the revision affects both current and future periods.

Critical judgements in applying the Company's accounting policies

The following are the critical judgements, apart from those involving estimations (which are dealt with separately below), that the directors have made in the process of applying the Company's accounting policies and that have the most significant effect on the amounts recognized in financial statements.

Fair value measurement of financial instruments

Certain of the Company's financial instruments are classified as Level 3 as they include unobservable inputs. The fair value measurement is based on the presumption that the transaction to sell the asset or transfer the liability takes place either: in the principal market for the asset or liability; or in the absence of a principal market, in the most advantageous market for the asset or liability.

The fair value of an asset or a liability is measured using the assumptions that market participants would use when pricing the asset or liability, assuming that market participants act in their economic best interest.

For those assets and liabilities measured at fair value at the balance sheet date, further information on fair value measurement is provided in Note 29.

Going concern

As required by the accounting rules, the Company performs an analysis to assess the Company’s ability to continue as a going concern. In this analysis, management makes certain estimates. To assess the liquidity risk the Company has defined a financial model which considers the revenues, expenditures, cash flows, net tax payments, capital expenditures and net working capital requirements. The financial projections to determine future cash flows are modelled considering the principal variables that determine the historic flows at a Group level including prices, volumes, costs, capital expenditures and net working capital. These projections are based on the 2022 annual budget and management’s five-year financial model.

Debt restructuring

As described in Note 18, on July 29, 2021 the Company completed a restructuring of its capital and debt. To determine the accounting for this transaction, management considered the criteria for derecognition of financial liabilities set out in IFRS 9 Financial Instruments and the guidance in IFRIC 19 Extinguishing Financial Liabilities with Equity Instruments. Judgement was required to determine if the exchange of the Old Notes by the Reinstated Notes is a substantial modification of the debt, including what fees and transaction costs should be included in the  quantitative test (the so called “10 per cent test¨) and to determine the accounting for fees and transaction costs related to the issuance of the new bonds and equity. We concluded that the exchange was a substantial modification and therefore it was accounted for as an extinguishment of the old debt. See Notes 4.5 and 18 for further details.

Impairment of assets

The Company’s evaluation of goodwill and PP&E for impairment involves the comparison of the carrying amounts of assets with their recoverable amount. The determination of the recoverable amount requires significant judgement in developing and applying key underlying assumptions concerning future market and conditions (volumes, sale prices, cost structure and capital expenditure - “capex”) for the periods projected, as well as the determination of an appropriate discount rate and terminal value. For certain assets, recoverable amount has been determined at fair value less cost of disposal, which determination is subject to significant judgement.

Key sources of estimation uncertainty

The key assumptions concerning the future, and other key sources of estimating uncertainty at the reporting period that may have a significant risk of causing a material adjustment to the carrying amount of assets and liabilities within the next financial year, are discussed below.

Impairment of assets

The Company reviews the carrying value of assets on a periodic basis, and whenever events or changes in circumstances indicate that the related carrying amounts may not be recoverable.

Such circumstances or events could include: a pattern of losses involving the asset; a decline in the market value for the asset; and an adverse change in the business or market in which the asset is involved. Determining whether an impairment has occurred typically requires various estimates and assumptions, including determining which cash flows are directly related to the potentially impaired asset, the useful life over which cash flows will occur, their amount and the asset’s residual value, if any. Estimates of future cash flows and the selection of appropriate discount rates relating to particular assets or groups of assets involve the exercise of a significant amount of judgement.

The key assumptions for the value in use calculation are those regarding the discount rate, growth rate, and cash flows. Cash flow projections are based on the Company’s five year internal forecast. Estimates of selling prices and direct costs are based on past experience, expectations of future changes in the market and historic trends. Sensitivities are disclosed in Note 7 of the Consolidated Financial Statements.

3.6 Basis of consolidation

The financial statements of the subsidiaries are fully consolidated with those of the Parent. Accordingly, intercompany balances and transactions, including income, expenses and dividends, are eliminated in the consolidated financial statements. Gains and losses resulting from intercompany transactions are also eliminated.

Non-controlling interests are presented in “Equity – Non-controlling interests” in the consolidated statement of financial position, separately from the consolidated equity attributable to the Parent. The share of non-controlling interests in the profit or loss for the year is presented under “Loss attributable to non-controlling interests” in the consolidated income statement.

When necessary, adjustments are made to the financial statements of subsidiaries to align the accounting policies used to the accounting policies of the Company.